Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents	$ 56,621	$ 43,715	$ 35,596
Financial investments	0	654	18,456
Accounts receivable and contract assets	115,973	127,976	137,785
Recoverable taxes	7,511	8,483	4,002
Derivatives	723	1,987	2,145
Restricted cash	4,247	0	0
Other assets	6,685	5,592	7,334
Total current assets	191,760	188,407	205,318
Recoverable taxes	6,077	198	695
Deferred tax assets	1,427	3,777	2,984
Judicial deposits	1,316	1,504	1,882
Restricted cash	1,000	6,003	6,047
Other assets	1,601	212	700
Property and equipment	5,896	7,970	10,592
Intangible assets and goodwill	309,284	344,921	336,546
Right-of-use assets	8,055	8,198	10,769
Total non-current assets	334,656	372,783	370,215
Total assets	526,416	561,190	575,533
Liabilities and equity
Suppliers and other payables	4,803	4,480	6,397
Loans and borrowings	46,227	23,283	45,236
Lease liabilities	3,867	3,690	4,128
Salaries and welfare charges	44,554	40,567	49,860
Accounts payable for business acquired	6,522	2,761	14,709
Derivatives	2,370	0	788
Current tax liabilities	5,885	3,692	3,502
Contract liability	6,766	9,931	6,159
Other liabilities	3,989	5,636	9,104
Total current liabilities	124,983	94,040	139,883
Loans and borrowings	92,508	126,979	144,457
Deferred tax liabilities	16,282	14,142	4,014
Lease liabilities	5,628	5,585	7,909
Provisions for tax and labor risks	1,076	1,987	2,366
Accounts payable for business acquired	3,389	25,342	25,547
Other liabilities	2,426	1,612	677
Total non-current liabilities	121,309	175,647	184,970
Equity
Share capital	7	7	7
Share premium	186,333	181,092	174,646
Treasury share reserve	(6,457)	0	0
Capital reserves	26,659	33,945	39,314
Retained earnings reserve	97,908	68,414	42,051
Other comprehensive income (loss)	(24,326)	8,045	(5,338)
Total equity	280,124	291,503	250,680
Total equity and liabilities	$ 526,416	$ 561,190	$ 575,533